CARLYLE TACTICAL PRIVATE CREDIT FUND

225 Liberty Street

New York, New York 10281-1008

November 6, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Carlyle Tactical Private Credit Fund (the “Registrant”)

Post-Effective Amendment No. 11 to the Registration Statement on Form N-2 (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on November 4, 2019.

If you have any questions relating to this filing, please do not hesitate to contact me at 212-323-4836.

Sincerely,

/s/ Joseph Benedetti

Joseph Benedetti

Chief Legal Officer, Vice President and Secretary